Share-based Compensation	12 Months Ended
Dec. 31, 2010
Share-based Compensation [Abstract]
Share-based Compensation
(19) Share-based Compensation
2010 Options
On February 8, 2010, the Company granted 48,000,000 shares options (“2010 Options”) to its directors and employees to purchase ordinary share of the Company. 30% of the options are vested on March 31, 2011 (“Option E1”), 30% of the options on March 31, 2012 (“Option E2”), 20% of the options on March 31, 2013 (“Option E3”), and remaining 20% on March 31, 2014 (“Option E4”). The expiration date of the 2010 Options is March 31, 2016. The 2010 Options has an exercise price of US$0.8395 (RMB5.7308) per ordinary share, equal to price per ordinary share quoted on Nasdaq Global Select Market at the date of the passing resolutions, as determined by using the Black-Scholes option pricing model. There is no intrinsic value of the option as of the date of grant. For the year ended December 31, 2010, share-based compensation expenses of RMB16,653 was recognized in connection with the 2010 Options.
The assumptions used in determining the fair value of the 2010 Options were as follows:

	Option E1	Option E2	Option E3	Option E4
Weight average assumptions — expected dividend yield	1.31%	1.31%	1.31%	1.31%
Risk-free interest rate	2.35%	2.61%	2.82%	3.06%
Expected life	3.64 years	4.14 years	4.64 years	5.14 years
Expected volatility	34.91%	33.7%	32.62%	31.82%
As of December 31, 2010, no 2010 Options had been exercised. The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility was estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.
2009 Options
On March 9, 2009, the Company granted 10,000,000 shares options (“2009 Options”) to its employees to purchase ordinary share of the Company. 30% of the options are vested on March 31, 2010 (“Option D1”), 30% of the options on March 31, 2011 (“Option D2”), 20% of the options on March 31, 2012 (“Option D3”), and remaining 20% on March 31, 2013 (“Option D4”). The expiration date of the 2009 Options is March 31, 2015. The 2009 Options has an exercise price of US$0.336 (RMB2.2982) per ordinary share, equal to price per ordinary share quoted on Nasdaq Global Select Market at the date of the passing resolutions, as determined by using the Black-Scholes option pricing model. There is no intrinsic value of the option as of the date of grant. For the year ended December 31, 2009 and 2010, share-based compensation expenses of RMB1,497 and RMB1,479 was recognized in connection with the 2009 Options.
The assumptions used in determining the fair value of the 2009 Options were as follows:

	Option D1	Option D2	Option D3	Option D4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.35%	3.51%	3.55%	3.61%
Expected life	3.56 years	4.06 years	4.56 years	5.06 years
Expected volatility	33.0%	31.9%	32.2%	31.2%
As of December 31, 2010, 772,500 shares of 2009 Options had been exercised. The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility was estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.
2008 Options
On November 21, 2008, the Company granted 32,000,000 share options to certain directors and employees of the Company (“2008 Options”). 30% of the options are vested on March 31, 2010 (“Option C1”), 30% of the options on March 31, 2011 (“Option C2”), 20% of the options on March 31, 2012 (“Option C3”), and remaining 20% on March 31, 2013 (“Option C4”). The expiration date of the 2008 Options is March 31, 2015. The 2008 Options has an exercise price of US$0.278 (RMB1.8967), equal to the fair value of the Company’s share price at the grant date, as determined by using the Black-Scholes option pricing model. There is no intrinsic value of the option as of the date of grant. For the years ended December 31, 2009 and 2010, share-based compensation expenses of RMB4,269 and RMB4,079 was recognized in connection with 2008 Options.
The assumptions used in determining the fair value of the 2008 Options were as follows:

	Option C1	Option C2	Option C3	Option C4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.70%	3.71%	3.93%	4.07%
Expected life	3.86 years	4.36 years	4.86 years	5.36 years
Expected volatility	28.2%	28.9%	28.0%	27.6%
As of December 31, 2010, 2,328,280 shares in 2008 Options had been exercised. The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility was estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.
2007 Options
(a) Option A
On February 3, 2007, CISG granted share options (“2007 Option A”) to the Company’s former Chief Financial Officer, Mr. David Tang to purchase 5,473,684 ordinary shares. The shares grant represents 0.8% of the issued share capital of CISG on a fully diluted basis upon full exercise of all outstanding options. The options vest over two-year period, with 40% of the options vest upon public listing of the Company and 30% on each of the first and second anniversary of his employment. The 2007 Option A has an exercise price of RMB2.3214 per ordinary share, equal to the fair value of CISG’s share price at the grant date, as determined by using the Black-Scholes option pricing model. The management of the Company determined the value of the Company’s share as of January 31, 2007, with the assistance of a third party valuation company. There is no intrinsic value of the option as of the date of grant.
The assumptions used in determining the fair value of the options were as follows:

Weighted average assumptions—expected dividend yield	0%
Risk-free interest rate	2.71%
Expected life	5.6 years
Expected volatility	28.5%
The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility is estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.
On February 25, 2008, a resolution was passed to terminate the employment with Mr. David Tang. The effective day of the termination was April 1, 2008. An aggregate of 85% of options granted was vested to Mr. David Tang and immediately exercisable upon the termination of employment. All vested options to Mr. David Tang are deemed exercisable upon termination of employment and must be exercised prior to the valid date according the grant documents. If not exercised prior thereto, the vested options shall be expired and no longer be exercisable.
As of December 31, 2010, 2,000,000 shares in 2007 Option A had been exercised.
(b) Option B
According to Board Resolution dated October 10, 2007, on October 31, 2007, the Company granted 42,000,000 share options (“2007 Option B”) to its employees to purchase common shares of the Company. Exercise price is US$0.8 per share. 40% of the options (“Option B1”) are vested on March 31, 2009, 30% of the options (“Option B2”) on March 31, 2010, and remaining 30% (“ Option B3”) on March 31, 2011. The expiration date of the options is March 31, 2014. The management of the Company determined the value of the Company’s share as of October 30, 2007 to be equal to the IPO price, which result in no intrinsic value of the option as of the date of grant.
The assumptions used in determining the fair value of the options were as follows:

	Option B1	Option B2	Option B3
Weight average assumptions — expected dividend yield	0%	0%	0%
Risk-free interest rate	3.81%	3.89%	3.97%
Expected life	3.92 years	4.42 years	4.92 years
Expected volatility	23.07%	23.29%	24.20%
For the years ended December 31, 2009 and 2010, share-based compensation expenses of RMB1,787 and nil was recognized in connection with 2007 Option B, respectively.
In December 2008, 30,804,500 of 2007 Option B were cancelled and share-based compensation expenses amounting to RMB29,634, representing the remaining unamortized share-based compensation expenses for these options was recognized and included in the total share-based compensation in connection with 2007 Option B.
In June 2009, 2,360,600 of 2007 Option B were cancelled by cash settlement of RMB0.4 per share totaling RMB944 was charged in additional paid-in capital. In addition, share-based compensation expenses amounted to RMB1,510 representing the remaining unamortized share-based compensation expenses for these options was recognized and included in the total share-based compensation.
For the three years ended December 31, 2010, changes in the status of outstanding options were as follows:

		Weighted
	No. of Shares	average	Aggregate
	underlying	exercise price in	Intrinsic Value
	options granted	RMB	RMB
Balance as of December 31, 2008	39,492,631	2.2305	30,330
Granted on March 9, 2009	10,000,000	2.2982
Exercised	—	—
Cancelled	(2,360,600)	5.8437
Forfeited	(565,400)	5.2703

Balance as of December 31, 2009	46,566,631	2.0250	224,835
Granted on February 8, 2010	48,000,000	5.7308
Exercised	(5,100,780)	2.1240
Cancelled	—	—
Forfeited	(1,446,410)	2.1513

Balance as of December 31, 2010	88,019,441	4.0381	146,782

Exercisable as of December 31, 2010	11,853,681	2.0618	43,193

As of December 31, 2010, there were totally 76,165,760 outstanding unvested options. As of December 31, 2009 and 2010, there was RMB19,581 and RMB71,680, respectively, of total unrecognized compensation cost related to non-vested share options granted in 2009 and 2010.
The following table summarizes information about the Company’s share option plans for the years ended December 31, 2008, 2009 and 2010:

	Year ended December 31,
	2008	2009	2010
	RMB	RMB	RMB
Weighted-average grant-date fair value of options granted	0.5790	0.7208	1.5770
Total intrinsic value of options exercised	—	—	32,465
Total fair value of share options vested	3,414	—	7,526
The following table summarizes information about the Company’s stock option plans as of December 31, 2010:

		Weighted Average
		Remaining	Weighted average
		Contractual Life	exercise price in
	Options outstanding	(Years)	RMB	Options Exercisable
2010 Options	48,000,000	4.25	5.7308	—
2009 Options	8,272,170	3.25	2.2982	2,068,770
2008 Options	29,094,640	3.26	1.8967	7,132,280
2007 Option A	2,652,631	6.0	2.3214	2,652,631

Total	88,019,441			11,853,681